CONVERTIBLE DEBT (Details Narrative) - USD ($)				12 Months Ended
	Dec. 31, 2022	Oct. 27, 2022	Oct. 07, 2020	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	May 31, 2021	Jan. 31, 2021
Short-Term Debt [Line Items]
Number of common shares issued upon agreement	547,445	40,000
Amortization of debt discount				$ 515,625	$ 446,774
Conversion of notes				2,432,430
Principal amount					2,650,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount					7,613,292
Accrued interest on notes					$ 356,238
Convertible Notes Payable [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Shares issued on conversion, shares					4,049,887
Conversion of notes					$ 7,965,626
Principal amount					7,613,292
Accrued interest on notes					352,334
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense, debt				0	312,426
Amortization of convertible debt issuance costs				4,166	24,996
Amortization of debt discount				$ 20,184	$ 121,104
2020 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount			$ 4,004,421
Debt instrument, term			2 years
Annual Interest rate			5.00%
Number of common shares issued upon agreement			103,124
Debt instrument discount			$ 242,219
2020 Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt discount price per share			20.00%
2020 Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt discount price per share			25.00%
2020 Bridge Notes [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt transaction fees			$ 50,000
2021 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount						$ 1,000,000	$ 1,608,842	$ 1,000,000
Annual Interest rate					5.00%
Debt instrument, maturity date					Oct. 07, 2022